ACCRUED EXPENSES AND OTHER (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Revenue recognized	$ 3,153	$ 4,209